DEPOSITS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
DEPOSITS [Abstract]
Federally insured cash deposit limit	$ 250	$ 250	$ 250
Time deposits of $100,000 or more	$ 60,157	$ 61,406	$ 67,306